SHAREHOLDERS EQUITY (Schedule of Warrant Assumptions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity [Line Items]
Expected life			6 years 3 months
Dividend yield	0.00%	0.00%	0.00%
Series A' Warrants [Member]
Stockholders' Equity [Line Items]
Risk-free interest	0.67%	0.78%
Expected volatility	57.00%	198.00%
Expected life	2 years	3 years
Dividend yield	0.00%	0.00%
Warrants, fair value	2	54